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For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 23 2013
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Northern Trust Investments, Inc.

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

IQDF: Northern Trust International Quality Dividend Index
IQDE: Northern Trust International Quality Dividend Defensive Index
IQDY: Northern Trust International Quality Dividend Dynamic Index

13005305

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 3 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
IQDF, IQDE, IQDY

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

IQDF: Amex, Arca, NYSE, Nasdaq
IQDE: Amex, Arca, NYSE, Nasdaq
IQDY: Amex, Arca, NYSE, Nasdaq

(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Jeffrey S. Rosenstrock**
Title:	**General Counsel**
Telephone Number:	**201-[illegible]-9295**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**April 16, 2013**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 2 3 2013